Vanguard High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.1%)
Alabama (1.1%)
	Alabama Docks Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/20	3,000	3,027
	Birmingham AL GO	5.000%	3/1/37	2,500	2,756
	Birmingham AL GO	5.000%	3/1/40	3,010	3,576
	Birmingham AL GO	5.000%	3/1/45	4,050	4,776
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,670
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,927
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,177
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	6,785	7,953
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	4,001
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	9,339
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,495
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,323
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	40,456
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,270
[1,2]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/2023	0.000%	10/1/38	7,500	7,424
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	3,008
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	4,000	4,187
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,947
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,020	1,135
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	751
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,800	2,349
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,420
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,294
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,289
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,208
					177,758
Alaska (0.1%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anchorage AK Electric Electric Power & Light Revenue	5.000%	12/1/35	5,000	5,868
	Anchorage AK Electric Electric Power & Light Revenue	5.000%	12/1/36	5,000	5,859
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	310	310
					12,037
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,824
Arizona (0.9%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,657
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,415
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,193
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,743
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,587
[3]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	899
[3]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	1,600	1,494
[3]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	400	410
[3]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	709
[4]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,383
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,628
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,359
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,772
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,699
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,251
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,544
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,008
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,369
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	257
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	760
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,415
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,979
[3]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,656
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,201
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	5,925	6,907
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	2,031
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,626
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,144
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,812
[3]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,675
[3]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,372
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,183
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,180
[3]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,650
[3]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	1,235	1,243
[3]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	2,161
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	10,568
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	21,652
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,720
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,165
					134,987
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,777
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,852
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,604
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,430	6,543
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	698
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,297
					23,771
California (8.2%)
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	780
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,142
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,870	4,545
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,215	2,591
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,647
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	17,914
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	10,000	11,825
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	6,121
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	1,000	1,217
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,750	3,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	7,000	7,854
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,123
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,476
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,958
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	12,869
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	1,022
	California GO	5.000%	10/1/30	12,600	14,906
[1]	California GO	5.250%	8/1/32	7,500	10,907
	California GO	3.000%	10/1/33	10,030	11,373
	California GO	5.000%	8/1/34	11,790	14,200
	California GO	4.000%	9/1/37	1,470	1,712
	California GO	5.000%	4/1/49	2,940	3,785
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,000	5,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,159
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	10,000	11,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,252
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,507
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	18,000	21,105
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,502
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,120	6,025
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	24,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	8/15/20	12,000	12,022
[3]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	468
[3]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	892
[3]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/48	1,150	1,203
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,224
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,494
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,091
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,775	1,942
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,502
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,670
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,337
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,575	3,833
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/29	10,000	10,030
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont College Project)	5.000%	7/1/52	1,040	1,086
[1]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	8,745
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,357
[3]	California Pollution Control Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.600%	10/15/20	1,750	1,750
[3]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.600%	10/15/20	7,000	7,001
[3]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	2.050%	11/2/20	12,455	12,455
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	459
	California State Public Works Board Lease (Abatement) Revenue	4.000%	4/1/31	10,305	12,212
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	6,312
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	10,000	11,269
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	3/1/45	1,875	2,255
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,355
	California State University College & University Revenue	4.000%	11/1/45	2,750	3,103
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,376
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,500	5,333
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	17,386
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	19,968
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	2,971
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,283
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	2,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,097
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,483
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	22,250
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston LLC Project)	5.250%	11/1/44	2,000	2,056
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston LLC Project)	5.375%	11/1/49	9,200	9,486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,370	4,562
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,630	8,974
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,614
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	4,200	4,236
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,459
	Corona-Norco Unified School District Public Financing Authority	5.000%	9/1/32	1,125	1,247
	Corona-Norco Unified School District Public Financing Authority	5.000%	9/1/35	585	645
[1]	East Side Union High School District GO	3.000%	8/1/32	3,865	4,283
	El Camino Healthcare District GO	4.000%	8/1/35	4,200	4,890
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,956
[4]	Elk Grove Finance Authority	5.000%	9/1/38	1,465	1,757
	Fairfield Community Facilities District	5.000%	9/1/39	500	582
	Fairfield Community Facilities District	5.000%	9/1/44	1,000	1,145
	Fairfield Community Facilities District	5.000%	9/1/49	1,600	1,822
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.500%	1/15/43	8,730	9,950
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	18,000	20,098
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42	6,000	6,820
[5]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,000	9,218
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,565	5,450
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	10,085	11,977
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	15,100	17,892
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,000	2,338
[4]	Hayward Unified School District GO	4.000%	8/1/43	18,500	21,732
[4]	Hayward Unified School District GO	4.000%	8/1/48	3,500	4,082

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Irvine Unified School District	5.000%	9/1/49	1,000	1,160
Irvine Unified School District	5.000%	3/1/57	7,285	8,417
La Canada Unified School District GO	4.000%	8/1/45	1,000	1,177
La Canada Unified School District GO	4.000%	8/1/49	1,000	1,172
Lee Lake Public Financing Authority	5.000%	9/1/32	3,500	3,895
Lee Lake Public Financing Authority	5.125%	9/1/35	2,350	2,609
Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,308
Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,970
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,755
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	873
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	11,153
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,015	1,217
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,575
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,871
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,286
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/34	2,500	2,790
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	2,020
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,167
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	1,500	1,665
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,853
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,409
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	23,324
Los Angeles Department of Water Revenue	5.000%	7/1/46	1,355	1,630
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,608
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,305
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	2,944
Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	4,000	4,124
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	3,700	4,881
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,495
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,813
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,804
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,799
Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	3,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,659
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,990
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	10,000	11,682
	Northstar Community Services District	5.000%	9/1/37	4,130	1,982
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,286
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	1,000	1,174
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,310
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,064
[6]	Palomar Health GO	0.000%	8/1/33	8,805	6,870
	Palomar Health GO	4.000%	8/1/35	4,000	4,496
[6]	Palomar Health GO	7.000%	8/1/38	10,740	15,691
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,233
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,551
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,986
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,941
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,613
	Peralta Community College District GO	4.000%	8/1/39	7,205	8,088
[1]	Pomona Unified School District GO	4.000%	8/1/45	3,640	4,164
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	10,000	10,652
[4]	Poway Unified School District Public Financing Authority	5.000%	9/1/31	3,700	4,524
[4]	Poway Unified School District Public Financing Authority	5.000%	9/1/32	2,460	3,005
[4]	Poway Unified School District Public Financing Authority	5.000%	9/1/34	2,965	3,607
[7]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,314
[7]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,689
[7]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,446
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,000	11,986
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	6,623
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,183
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/21	425	434
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,493
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,975
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,322
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	2,943

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	6,974
San Bernardino County CA (Medical Center Financing Project) COP, ETM	7.000%	8/1/20	12,180	12,180
San Bernardino County CA COP, ETM	6.875%	8/1/24	20,845	23,586
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	13,003
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,705
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,209
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	603
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,255
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,201
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,367
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,237
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	3,041
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	5,000	5,319
San Diego Tobacco Settlement Tobacco Settlement Funded Revenue Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	1,105	1,164
San Francisco City & County Airport Comm.-San Francisco International Airport Industrial Revenue	5.000%	1/1/25	2,000	2,366
San Francisco City & County Airport Comm.-San Francisco International Airport Industrial Revenue	5.000%	1/1/26	3,000	3,644
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	687
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	10,972
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,515
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,788
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,451
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,884
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	45,025	54,854
San Francisco City & County Airport Comm.-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	17,500	21,299
San Francisco City & County Redevelopment Agency Successor Agency	5.000%	8/1/28	1,510	1,616
San Francisco City & County Redevelopment Agency Successor Agency	5.000%	8/1/30	1,000	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency	5.000%	8/1/33	1,335	1,411
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	3.000%	8/1/21	2,500	2,546
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,789
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,312
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,592
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	2,929
	San Francisco City & County Redevelopment Financing Authority Tax Allocation Revenue, Prere.	7.000%	2/1/21	1,500	1,549
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,868
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	15,910	14,525
[4]	San Leandro Unified School District GO	4.000%	8/1/39	400	473
[4]	San Leandro Unified School District GO	4.000%	8/1/40	725	856
[4]	San Leandro Unified School District GO	4.000%	8/1/43	650	762
	San Mateo CA	5.000%	9/1/42	2,000	2,110
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,916
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	11,300	12,945
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/20	1,700	1,719
[4]	Stockton Public Financing Authority	4.000%	9/2/31	1,000	1,152
	Ukiah CA Unified School District GO	0.000%	8/1/31	9,245	7,845
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,574
	University of California College & University Revenue	5.000%	5/15/43	12,500	15,858
	University of California College & University Revenue	5.000%	5/15/43	3,955	5,001
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,926
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,889
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,894
	University of California College & University Revenue	5.250%	5/15/58	8,000	10,126
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,056
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,265	1,368
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,349
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	20,910
					1,286,229
Colorado (2.8%)
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,153
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,714
	Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	2,506
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	511
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	643
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,268
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,460	1,488
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,289
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,021
[4]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,313
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	750	754
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,507
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,920	1,986
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	17,975
	Colorado COP	4.000%	3/15/30	6,000	7,255
	Colorado COP	4.000%	3/15/37	1,865	2,172
	Colorado COP	4.000%	12/15/37	3,025	3,717
	Colorado COP	4.000%	3/15/38	2,500	2,893
	Colorado COP	4.000%	12/15/38	3,970	4,863
	Colorado COP	4.000%	12/15/39	6,810	8,316
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,674
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,801
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,552
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,782
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,429
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,500	4,413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,768
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	7,809
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,710
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,984
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,830	7,912
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	6,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,000	4,933
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,630	4,124
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	6,000	6,713
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	16,495	20,087
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	5,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,118
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	3,948
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	6,455	6,967
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,523
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	795
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,510
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	910
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	3,893
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	18,960
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	20,000	23,036
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	20,000	24,158
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,553
[3]	Denver Urban Renewal Authority Tax Allocation Revenue	5.250%	12/1/39	3,000	3,061
[3]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,280
[3]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,034
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/30	6,000	8,045
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,481
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	19,084
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,633
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,043
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,325	3,342
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/39	900	925
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/49	1,000	1,020
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	7,099
[3]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,008
[3]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,029
[3]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	523
[3]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,500	2,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/34	6,000	6,011
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/41	18,865	18,898
	Solaris Metropolitan District No. 3 GO	3.750%	12/1/26	633	638
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/36	850	874
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/46	1,880	1,922
	Southglenn Metropolitan District GO	3.000%	12/1/21	500	497
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	5,894
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,353
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,719
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,713
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	340
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,529
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,512
	Thornton CO COP	4.000%	12/1/39	6,000	6,983
	University of Colorado Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,685
	University of Colorado Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	13,501
[1,8]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,829
[1]	Vauxmont Metropolitan District GO	3.250%	12/15/50	7,250	7,784
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,777
	Weld County School District No. 6 Greeley GO	5.000%	12/1/32	6,300	8,573
[1]	Westminster Public Schools COP	5.000%	12/1/43	2,450	3,054
[1]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,427
					435,230
Connecticut (1.2%)
	Connecticut GO	5.000%	2/15/26	7,295	8,978
	Connecticut GO	5.000%	3/1/27	5,000	5,751
	Connecticut GO	4.000%	8/15/29	11,500	13,331
[1]	Connecticut GO	5.000%	6/15/31	10,010	11,938
[4]	Connecticut GO	5.000%	6/15/31	1,800	2,324
	Connecticut GO	5.000%	11/15/31	1,550	1,861
[4]	Connecticut GO	5.000%	6/15/32	5,000	6,417
[4]	Connecticut GO	5.000%	6/15/33	1,800	2,298
[4]	Connecticut GO	5.000%	4/15/34	2,000	2,593
	Connecticut GO	4.000%	6/1/34	1,500	1,822
	Connecticut GO	5.000%	9/15/34	3,000	3,813
[4]	Connecticut GO	5.000%	4/15/35	3,150	4,069
	Connecticut GO	4.000%	6/1/35	875	1,058
	Connecticut GO	5.000%	9/15/35	4,275	5,412
	Connecticut GO	5.000%	11/15/35	1,000	1,188
[4]	Connecticut GO	5.000%	4/15/36	2,300	2,959
	Connecticut GO	5.000%	9/15/37	2,250	2,831
[4]	Connecticut GO	5.000%	4/15/39	2,490	3,176
	Connecticut GO	4.000%	6/1/39	600	715
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	1.800%	11/15/21	1,045	1,059
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,550	1,979
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	12,698
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,830	7,138
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,929
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	3,790	4,995
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/32	3,980	5,201
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,730
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,915
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,997
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,678
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,107
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,756
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,469
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,207
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,145
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,648
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	3,660	3,816
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,967
[3]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,503
	University of Connecticut College & University Revenue	5.000%	4/15/26	7,535	9,306
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,208
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,621
					189,431
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,382
[3]	Millsboro DE Special Obligation	5.125%	7/1/38	3,000	3,077
					8,459
District of Columbia (1.7%)
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,491
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	911
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,191
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,421
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,267
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,359
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,496
	District of Columbia College & University Revenue	5.000%	10/1/45	8,760	8,385
	District of Columbia GO	5.000%	6/1/37	3,080	3,974
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	7,137
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	4,056
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,171
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	3,120	2,809
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	3,045	2,705
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	994
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	815	784
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,350	1,248
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,000	2,693
	District of Columbia Income Tax Revenue	5.000%	3/1/33	5,075	6,865
	District of Columbia Income Tax Revenue	5.000%	3/1/44	5,040	6,592
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	905	1,140
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	5,108
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	50,000	29,057
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	64,691
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	8,880	9,740
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,209
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	3,193
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,460
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,602
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,775

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,635
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,775
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,842
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,450
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	2,000	2,369
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,643
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,498
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,931
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,770
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,287
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	9,140
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,804
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,000	8,456
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	6,082
				263,903
Florida (6.0%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	22,260
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	532
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,656
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,458
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,419
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,337
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,600
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,983
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,535
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	2,085
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,552
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,500	4,409
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/36	3,500	4,392
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,286
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,897
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	16,450
[3]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	3,478
[3]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	6,303
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,415	2,486
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,991
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	679
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,308
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,308
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,115
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	1/1/55	2,500	2,544
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,350
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,168
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,297
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	3,950	4,156
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	2,845	2,986
[3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,763
[3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,375	3,242
[3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	1,298
[3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/43	1,000	975
[3,9]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	360
[3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/58	2,500	2,355
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,146
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,784
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,454
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,754
	East Homestead Community Development District	7.250%	5/1/21	30	31
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,000	8,818
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	8,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,641
	Florida GO	4.000%	7/1/30	4,000	4,997
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,547
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,575
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,352
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	1,700	1,877
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/44	6,370	6,945
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/49	5,740	6,213
[3]	Greater Orlando Aviation Authority Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.360%	8/6/20	6,200	6,200
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	24,442
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	11,837
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,612
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,137
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,297
[1]	Hernando County School District COP	5.000%	7/1/28	5,825	7,167
[1]	Hernando County School District COP	5.000%	7/1/29	6,645	8,163
[1]	Hernando County School District COP	5.000%	7/1/30	6,975	8,532
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	11,126
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	17,476
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	14,217
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,500
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,163
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,433
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,955
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,201
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	375	403
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	580	613
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	856
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	853
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	787
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	7,051
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	13,980	15,676
[3]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	5,029
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,171
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	3,160
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,668
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,772
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,200
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	5,121
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,283
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	7,000	8,044
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,481
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,000	5,825
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,200	2,349
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,761
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,200
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,216
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	10,186
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	32,842
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,705
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	22,259
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,133
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,842
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,518
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,660
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,395	6,893
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,530
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,421
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	7,020
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	6.125%	8/1/42	925	928
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,240	3,788
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	6.125%	8/1/20	2,575	2,575
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	4,990	4,636
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,249
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	9,875	8,642
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/24	1,590	1,824
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/25	1,680	1,923
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.250%	10/1/38	5,000	5,710
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,993
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,110
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,955
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,652
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,395	1,660
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,461
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	7,500	7,899
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	10,030	11,161
[2]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	6,000	7,517
[2]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	7,540	9,494
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	949
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,470
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,463
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,941
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,923
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,080
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,385
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,414
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	11/15/20	2,005	2,035
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,532
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	2,200	2,446

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,129
Polk County FL Utility System Water Revenue	3.000%	10/1/39	2,545	2,825
Polk County FL Utility System Water Revenue	4.000%	10/1/40	1,735	2,149
Polk County FL Utility System Water Revenue	4.000%	10/1/43	4,980	6,116
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,733
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,563
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,429
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,654
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/25	1,145	1,219
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/26	2,100	2,255
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/27	2,000	2,150
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/28	2,310	2,477
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/29	1,100	1,176
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/30	1,000	1,066
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/32	1,100	1,167
Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,220
Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	4,923
Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	7,000	6,289
Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,000	2,726
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	21,965	25,967
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	8,065
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,581
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,564
Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,792
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,914
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,860
Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,000	4,528
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	10,099
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,471
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	20,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,596
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,483
	USF Financing Corp. COP	5.000%	7/1/29	5,690	6,654
	USF Financing Corp. COP	5.000%	7/1/33	6,460	7,462
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,788
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,141
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,785
					947,266
Georgia (2.7%)
	Atlanta Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,823
	Atlanta Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	7,945
	Atlanta Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	7,056
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,775
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,100	1,164
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,057
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/28	1,755	1,854
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	4,106
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	3,000	3,562
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	19,185	21,848
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	1,000	1,188
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	2,220	2,620
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	2,435	2,867
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	1,230	1,445
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/34	5,505	6,375
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/39	5,000	5,706
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,704
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	461
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	457
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	456
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	500	619
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	4,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,304
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,541
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,247
[8]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,585
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,918
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	10,038
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,259
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,146
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,899
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,900
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,742
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,378
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,725
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,725
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	520	630
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,571
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,512
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	3,000	3,339
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	279
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	39,070
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	7,250	8,610
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	6,025	7,151
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	22,847
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,490	7,796
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,421
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,000	2,423
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	500
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,738
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	7,005
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	993
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,534
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,348
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	11,369
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	28,470
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	551
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	22,274
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/32	5,010	6,230
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	10,000	10,766
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	14,038
	Private Colleges & Universities Authority College & University Revenue Corp. (Mercer University Project)	5.000%	10/1/45	20,060	21,562
[3]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,238
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,652
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,447
					421,553
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	1,000	1,010
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	825	832
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	5,500	5,716
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	3,000	3,110
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,280
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	5,250	6,470
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,992
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,111
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,044
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	152
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	561
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	5,500	6,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,113
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,835	1,910
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,200	1,322
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,359
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,525
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,668
					48,305
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	3,084
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	28,896
	Hawaii GO	5.000%	1/1/37	5,000	6,488
	Hawaii Harbor System Port, Airport & Marina Revenue	5.500%	7/1/35	5,000	5,016
	Hawaii Harbor System Port, Airport & Marina Revenue	5.625%	7/1/40	5,000	5,015
[8]	Honolulu HI City & County GO	4.000%	7/1/37	1,385	1,706
[8]	Honolulu HI City & County GO	4.000%	7/1/39	1,500	1,836
					52,041
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,512
[3]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,192
[3]	Idaho Housing & Finance Assn. Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/39	370	435
[3]	Idaho Housing & Finance Assn. Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/49	775	899
[3]	Idaho Housing & Finance Assn. Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/54	570	659
					10,697
Illinois (8.8%)
	Chicago Board of Education GO	0.000%	12/1/25	7,550	6,289
[7]	Chicago Board of Education GO	0.000%	12/1/28	5,000	3,896
[7]	Chicago Board of Education GO	0.000%	12/1/30	1,515	1,090
	Chicago Board of Education GO	5.000%	12/1/30	9,555	10,823
	Chicago Board of Education GO	5.000%	12/1/30	3,745	4,242
[3]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,961
	Chicago Board of Education GO	5.000%	12/1/31	2,105	2,110
[1]	Chicago Board of Education GO	5.000%	12/1/31	625	734
	Chicago Board of Education GO	5.000%	12/1/31	1,600	1,808
	Chicago Board of Education GO	5.000%	12/1/32	2,500	2,816
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,545
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,500
[1]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,161
	Chicago Board of Education GO	5.000%	12/1/33	2,900	3,259
[1]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,448
	Chicago Board of Education GO	5.250%	12/1/35	6,480	6,819
	Chicago Board of Education GO	5.000%	12/1/36	8,905	9,717
	Chicago Board of Education GO	5.250%	12/1/39	19,475	20,359
	Chicago Board of Education GO	5.500%	12/1/39	2,925	2,977
	Chicago Board of Education GO	5.250%	12/1/41	350	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	7.000%	12/1/44	36,500	42,965
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,434
	Chicago Board of Education GO	6.500%	12/1/46	14,500	16,979
[3]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,930
	Chicago IL GO	5.000%	1/1/26	2,750	2,995
	Chicago IL GO	0.000%	1/1/31	4,915	3,389
	Chicago IL GO	5.500%	1/1/31	3,230	3,534
	Chicago IL GO	5.000%	1/1/34	6,660	6,841
	Chicago IL GO	5.000%	1/1/34	2,000	2,109
	Chicago IL GO	5.000%	1/1/35	4,370	4,695
	Chicago IL GO	5.000%	1/1/36	5,000	5,273
	Chicago IL GO	5.000%	1/1/38	13,000	13,897
	Chicago IL GO	6.000%	1/1/38	100	116
	Chicago IL GO	5.500%	1/1/39	3,700	3,989
	Chicago IL GO	5.000%	1/1/40	3,800	4,167
	Chicago IL GO	5.500%	1/1/42	2,000	2,148
	Chicago IL GO	5.000%	1/1/44	5,295	5,779
	Chicago IL GO	5.500%	1/1/49	7,500	8,415
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,791
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,846
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,000	2,272
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,887
	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,000	1,116
	Chicago IL Waterworks Water Revenue	5.000%	11/1/44	7,000	7,750
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,361
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	2,072
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	18,047
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,594
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,712
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,953
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,351
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,833
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,725
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,414
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	15,353
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,802
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	10,595	11,132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,558
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,785
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,332
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.625%	1/1/35	1,350	1,374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,117
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,227
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,739
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,832
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/39	485	493
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	3,565	3,959
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,715
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.625%	1/1/21	5,650	5,775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.750%	1/1/21	2,515	2,572
	Chicago Park District GO	5.000%	1/1/40	7,500	8,056
[4]	Chicago Park District GO	4.000%	1/1/41	4,000	4,340
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/30	2,950	3,081
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/36	5,400	5,610
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/49	4,400	4,818
	Cook County IL GO	5.000%	11/15/34	1,150	1,328
	Cook County IL GO	5.000%	11/15/35	1,025	1,181
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	3,036
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	591
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,788
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,589
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,431
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,000	3,127
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,925
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	7,875	9,107
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,518
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,445
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	2,200	2,464
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	2,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,205
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	255	248
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,695	1,825
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	722
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,317
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,071
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	6,129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	5,130
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,237
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,346
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	6,076
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,459
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	4,568
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,750	2,808
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,022
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	6,250	6,740
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	7,500	8,098
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	10,133
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,150	9,243
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,318
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,373
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,398
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	6,000	6,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	2,000	2,093
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	2,000	2,254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,416
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	11,171
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,956
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/45	1,000	1,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	22,634
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	37,744
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,150	6,068
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,217
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,188
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	5,500	5,573
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/50	2,845	2,898
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,512
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,695	2,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,000	1,273
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,250	1,591
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,265	1,611
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	3,100	3,993
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	2,605	3,355
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	5,850	7,535
[3,8]	Illinois Finance Authority Industrial Revenue PUT	4.750%	8/1/30	3,000	3,067
	Illinois GO	5.000%	3/1/21	3,560	3,620
	Illinois GO	5.000%	8/1/21	8,000	8,230
	Illinois GO	5.000%	10/1/21	2,500	2,583
	Illinois GO	5.000%	3/1/22	6,600	6,892
	Illinois GO	5.000%	5/1/22	1,150	1,205
	Illinois GO	5.000%	8/1/22	15,475	16,324
	Illinois GO	5.000%	12/1/22	9,500	10,100
	Illinois GO	5.000%	2/1/23	6,000	6,403
	Illinois GO	5.000%	3/1/23	6,165	6,437
	Illinois GO	5.000%	8/1/23	13,850	14,959
	Illinois GO	5.000%	3/1/24	5,050	5,269
	Illinois GO	5.000%	8/1/24	13,660	14,402
	Illinois GO	5.000%	11/1/24	8,000	8,843
	Illinois GO	5.000%	2/1/25	2,270	2,475
	Illinois GO	5.000%	3/1/25	3,130	3,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	8/1/25	3,000	3,158
	Illinois GO	5.000%	2/1/26	7,250	8,195
	Illinois GO	5.500%	7/1/26	5,845	6,371
	Illinois GO	5.000%	11/1/26	16,490	18,745
	Illinois GO	5.000%	12/1/26	1,610	1,841
	Illinois GO	5.000%	11/1/27	12,900	14,834
	Illinois GO	5.000%	2/1/28	10,000	11,411
	Illinois GO	5.000%	10/1/28	6,000	7,025
	Illinois GO	5.000%	11/1/28	2,600	2,951
	Illinois GO	5.000%	5/1/29	6,125	6,641
	Illinois GO	5.000%	5/1/29	10,000	11,604
	Illinois GO	5.000%	10/1/29	3,000	3,498
	Illinois GO	5.000%	11/1/29	3,000	3,421
	Illinois GO	5.000%	10/1/30	2,500	2,900
	Illinois GO	5.000%	1/1/33	3,490	3,592
[1]	Illinois GO	5.250%	2/1/33	6,200	6,807
	Illinois GO	5.000%	3/1/33	1,000	1,033
[1]	Illinois GO	5.500%	7/1/33	3,350	3,650
	Illinois GO	5.000%	10/1/33	10,745	12,240
	Illinois GO	4.000%	11/1/33	9,000	9,461
	Illinois GO	4.000%	12/1/33	9,000	9,375
	Illinois GO	5.000%	1/1/34	4,205	4,325
[1]	Illinois GO	5.250%	2/1/34	3,125	3,425
	Illinois GO	4.000%	6/1/34	1,245	1,286
	Illinois GO	5.000%	3/1/35	2,065	2,129
	Illinois GO	5.000%	4/1/35	1,100	1,155
	Illinois GO	5.000%	3/1/36	885	912
	Illinois GO	5.750%	5/1/45	8,750	10,486
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.420%	8/6/20	9,805	9,805
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,510
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,675
[4]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,388
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,762
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,400	11,006
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	10,256
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,000	2,443
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,569
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	9,853
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,121
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,020	6,990
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,821
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,575	2,388
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,254
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,671
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	4,547
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	59,500	16,955
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	7,947
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	15,025
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	13,372
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	31,500	31,227
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	30,702
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,642
[4]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,500	7,362
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,531
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,624
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,500	5,036
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	27,512
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	1,200	1,257
	Romeoville IL College & University Revenue	4.125%	10/1/46	2,250	2,227
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,385
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,240
	Romeoville IL GO	4.000%	12/30/33	4,710	5,619
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,469
	Will County IL Community High School District No. 210 GO	5.000%	1/1/27	1,260	1,350
	Will County IL Community High School District No. 210 GO	5.000%	1/1/31	9,150	9,742
	Will County IL GO	4.000%	11/15/47	4,000	4,681
					1,377,540
Indiana (1.5%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,237
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,938
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,600
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,433
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	6,000	6,491
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,918
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	7,205	8,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	27,279
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,456
[3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	11,200	10,400
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/40	2,500	2,689
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/44	25,550	27,367
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/48	28,275	30,230
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	19,400	22,031
	Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/31	1,175	1,530
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.750%	2/1/36	5,000	5,134
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,535
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,967
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,467
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,842
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	37,500	45,768
					231,488
Iowa (0.4%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,152
[3]	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project Exchange)	5.875%	12/1/26	5,995	6,240
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,272
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	28,929
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	535
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/23	700	768
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,230
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,600	1,916
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,876
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,326
					69,244
Kansas (0.6%)
[3,7]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,417
[3,7]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,729
[4]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,245
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,640
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,600	1,731
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,145
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	6,026

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/35	4,205	4,594
Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/32	3,895	4,392
Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/33	4,080	4,585
Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/34	5,000	5,609
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	16,641
Wichita KS GO	5.000%	12/1/34	2,280	2,697
Wichita KS GO	5.000%	12/1/35	2,365	2,797
Wichita KS GO	5.000%	12/1/39	11,305	13,344
Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,335
Wichita KS Health, Hospital, Nursing Home Revenue	7.375%	12/15/43	5,000	5,350
Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	8,000	8,402
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,275	2,240
				99,919
Kentucky (0.9%)
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,159
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,940	14,351
Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,419
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,507
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,027
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,378
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	6,680	6,875
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,123
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,238
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,433
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,927
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	649
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	15,295	17,069
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,285
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	14,241
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	8,450	9,715
Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	12,025	12,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/2023	0.000%	7/1/33	3,065	3,168
[2]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/2023	0.000%	7/1/39	3,000	3,059
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,140
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,652
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,385
					147,489
Louisiana (1.3%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	525	529
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	775	801
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	862
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,700	3,046
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,706
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,813
[3]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,069
[3]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,754
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.875%	10/1/20	9,990	10,080
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	10/1/20	8,095	8,170
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/39	3,250	3,661
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,266
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,818
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,803
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,000	8,458
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,599
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	9,725
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	6,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,640
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	129
[1]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/42	3,500	4,069
[3]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	25,810	27,044
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	911
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	907
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	1,035
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	712
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	596
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	889
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	3,095
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	591
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,296
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,607
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,757
	Parish of St. Charles LA Industrial Revenue PUT	4.000%	6/1/22	12,515	13,094
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	12,236
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,199
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,210
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,353
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	3,041
					195,636
Maine (0.3%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/35	5,250	6,346
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/37	6,115	7,338
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	863
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	604
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	822
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,050
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,288
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,702
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,179
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,358
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,578
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	6,016
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.500%	11/15/28	435	450
					49,412
Maryland (1.5%)
	Anne Arundel County Consolidated Special Taxing District (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,041
	Anne Arundel County Consolidated Special Taxing District (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,173
	Anne Arundel County MD GO	5.000%	10/1/48	1,000	1,305
	Anne Arundel County MD GO	5.000%	10/1/49	7,405	9,649
	Baltimore County MD GO	4.000%	3/1/48	10,000	11,678
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,279
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	599
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	185
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,728
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,578
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	684
[3]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,196
[3]	Frederick County MD Tax Allocation Revenue	7.125%	7/1/43	4,925	4,224
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	160	161
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,565	1,610
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,743
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,727
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,224
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,012
[3]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	511
[3]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,005
[3]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,009

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,427
Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	10,585	11,823
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,442
Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,652
Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	4,094
Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	3,063
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	215
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	189
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	157
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	189
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	204
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	348
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	400
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	345
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,229
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,094
Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,621
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,035	2,344
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,066
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,681
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	16,982
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,756
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,674
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	7,345
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,530
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	7,681
	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,060
[8]	Montgomery County MD GO	4.000%	8/1/31	12,750	16,604
	Prince George's County MD COP	5.000%	10/1/48	15,000	18,907
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,218
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,073
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,260
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,460
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	2,250	2,162
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	10,000	11,534
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	781
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,084
					227,781
Massachusetts (3.1%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,048
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,642
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	2,835	3,459
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,616
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,562
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,806
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,770
	Commonwealth of Massachusetts GO	5.000%	1/1/39	5,000	6,333
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	10,296
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,729
	Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,383
	Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,397
	Commonwealth of Massachusetts GO	3.000%	3/1/47	10,000	10,854
	Commonwealth of Massachusetts GO	2.750%	3/1/50	10,000	10,448
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	8,225	10,519
	Easthampton MA GO	3.000%	6/1/33	2,270	2,502
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,631
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,670

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,464
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,595
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	17,526
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,145
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,660
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,784
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,162
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	14,807
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,283
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,204
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,972
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	949
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,829
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	993
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,730	2,158
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,038
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,913
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	675
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,081
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,120
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,158
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,124
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,741
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,724
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,101
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,560
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,124
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	226
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,664
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,925	2,394
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	537
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,110	1,377
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,997
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,317
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,582
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,500	10,074
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	1,050	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	700	719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	2,100	2,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	1,400	1,440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	812
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,500	1,462
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	5,070	5,093
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,992
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,515	1,477
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,968
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,910
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,150
	Massachusetts Educational Financing Authority Student Loan Revenue	4.000%	7/1/21	1,205	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,595
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,773
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	3,004
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	1,000	1,029
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	3,195
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,824
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,348
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,887
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	3,000	3,714
	Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	24,048
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,694
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	9,211
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,177
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,204
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,265
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,569
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,240
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	1,750	2,164
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,663
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,380
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,500	1,834
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	18,912
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	20,000	23,758
					484,128
Michigan (3.1%)
	Chippewa Valley Schools GO	5.000%	5/1/28	1,535	1,886
	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,222
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	11,228
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	5,194
	Detroit MI Water Supply System Water Revenue, Prere.	5.000%	7/1/21	5,000	5,220
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	2,045	2,140
[4]	Genesee County MI GO	5.250%	2/1/40	12,330	14,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,928
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,949
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	7,347
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,277
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,234
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,571
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,274
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,229
	Grosse Pointe Public School System GO	5.000%	5/1/31	1,570	2,090
	Grosse Pointe Public School System GO	5.000%	5/1/32	2,150	2,841
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,265	1,662
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,425	1,866
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,050	3,429
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,350	3,739
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,750	5,279
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,790	5,283
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,539
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	18,157
[1]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,496
[1]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,428
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,094
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,247
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,243
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,337
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,246
	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,604
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	4,000	4,009
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,558
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	8,242
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,526
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,215
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,710
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,642
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,750	3,106
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,515	6,288
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,530
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	3,025	3,411
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,886
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,693
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,974
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,697
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,397
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,284
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,911
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,563
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,580
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/26	150	190
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,487
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,260
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,761
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,283
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	5,025
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,268
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,483
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,888
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	19,450
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	8,167
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,871
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,172
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,699
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	11,135	13,431
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,986
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	7,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,251
	Michigan State University College & University Revenue	4.000%	2/15/44	4,000	4,691
	Michigan State University College & University Revenue	5.000%	2/15/48	6,500	8,147
[1]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,251
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.850%	8/2/21	3,800	3,892
	Michigan Tobacco Settlement Finance Authority Tobacco Settlement Funded Revenue	5.250%	6/1/22	2,680	2,683
	Michigan Tobacco Settlement Finance Authority Tobacco Settlement Funded Revenue	6.875%	6/1/42	21,330	21,430
	Novi Community School District GO	5.000%	5/1/35	1,840	2,462
	Novi Community School District GO	5.000%	5/1/38	1,900	2,507
	Novi Community School District GO	5.000%	5/1/40	1,900	2,493
	Novi Community School District GO	5.000%	5/1/41	1,100	1,441
	Novi Community School District GO	5.000%	5/1/42	1,700	2,219
	Novi Community School District GO	5.000%	5/1/43	1,150	1,500
	Novi Community School District GO	5.000%	5/1/44	1,175	1,528
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,770
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,343
	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,512
	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,248
	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,244
	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,241
	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,239
	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,708
	Romeo Community School District GO	5.000%	5/1/37	1,825	2,226
	Romeo Community School District GO	5.000%	5/1/41	2,000	2,418
	University of Michigan College & University Revenue	4.000%	4/1/38	1,870	2,316
	University of Michigan College & University Revenue	4.000%	4/1/40	1,280	1,576
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,634
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,366
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,446
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,213
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	3,003
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,226
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,628
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,797
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,598
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,907

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,230
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/47	1,500	1,798
				491,264
Minnesota (0.7%)
Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,170
Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,500	1,489
Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,000	2,072
Anoka MN Health, Hospital, Nursing Home Revenue	5.125%	11/1/49	4,050	4,047
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,441
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	13,704
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,192
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,188
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	1,007
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	590
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	587
Minneapolis MN GO	3.000%	12/1/33	4,260	4,668
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,686
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	507
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	241
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	269
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	268
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	297
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	272
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	295
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,164
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	353
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,849
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,230	1,512
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	876
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	3,014
Minnesota GO	5.000%	8/1/35	3,150	3,790
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	922
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,082
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	676
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,141
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/40	55	56
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,701
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,079
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/23	375	421
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	376
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	595
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	608
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	746
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	10,000	10,583
	Rochester MN Health, Hospital, Nursing Home Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,027
	Rochester MN Health, Hospital, Nursing Home Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	910	922
	Scott County MN GO	3.000%	12/1/32	1,775	1,998
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,140
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	438
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	347
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	613
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	798
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	425
[3]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	727
[3]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,351
[3]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,654
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	196
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/34	10,720	11,963
					108,151
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,725
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,769
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,252
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,231
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,228
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	4,018
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	19,942
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,547
					38,712
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,447
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,608
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,942
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	3,120	3,093
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,247
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,671
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,185	1,477
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	30,000	35,506
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,985
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/32	4,680	4,920
[3]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,807
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,898
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,458
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,059
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,893
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,122
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,155
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,626
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	4,000	4,265
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,622
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,475	2,704
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	14,098
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	10,301
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,781
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/27	1,770	2,127
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	2,715	3,259
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,954
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,022
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,103
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,340
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,027
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,787
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,206
	St. Louis Missouri IDA Tax Allocation Revenue (St. Lousi Innovation District Project)	4.375%	5/15/36	3,000	2,890
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,752
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,887
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,196
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,190
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,186
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,183
					202,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montana (0.0%)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	1,113
Multiple States (0.3%)
[3,10]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	24,275	26,114
[3,10]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,980	5,708
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.920%	8/3/20	8,000	8,000
					39,822
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,699
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,567
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,405	2,010
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,600	16,755
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,739
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,151
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,318
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	2,050
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,641
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,730	4,390
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,390
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,625
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,224
					79,559
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	9,500	10,096
[1]	Clark County School District GO	5.000%	6/15/32	1,000	1,329
[1]	Clark County School District GO	5.000%	6/15/33	1,000	1,321
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,301
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,300
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,053
	North Las Vegas NV	4.250%	6/1/34	600	604
	North Las Vegas NV	4.500%	6/1/39	800	816
	North Las Vegas NV	4.625%	6/1/43	800	818
	North Las Vegas NV	4.625%	6/1/49	1,250	1,271
[3]	Reno NV Sales Tax Revenue	0.000%	7/1/58	25,000	3,364
					25,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hampshire (0.5%)
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,832
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,023
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,052
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	0.400%	9/1/21	10,000	10,000
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,340
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	4,111
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,901
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/34	1,375	1,432
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/42	4,450	4,613
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/42	3,750	4,076
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/47	7,870	8,519
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,638
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	15,000	16,896
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/21	7,000	7,190
					71,623
New Jersey (6.1%)
[1]	Atlantic City NJ GO	4.000%	11/1/24	4,805	5,065
	Atlantic City NJ GO	5.000%	12/1/24	620	621
[1]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,532
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,128
	Atlantic City NJ GO	5.000%	12/1/26	365	362
	Atlantic City NJ GO	5.000%	12/1/29	125	122
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,348
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,381
[5]	Casino Reinvestment Development Authority Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,452
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,528
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	10,905	11,446
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	6,745	6,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/21	755	775
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	4,500	4,767
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	5,032
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	11,036
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	20,616
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	7,330
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	6,073
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/27	2,385	2,439
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	6,171
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	3,000	3,566
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	6,700	7,930
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,275
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	5,087
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	6,131
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	15,835	17,201
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,625
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	9,864
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,164
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,125
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,458
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,769
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	3/1/21	2,055	2,119
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	135	168
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,221
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,228
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,117
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	12,730	13,029
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	5,888
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,432
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	2,940	3,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/31	5,000	5,827
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	4,000	4,636
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,267
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,645
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,084
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	10,313
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,154
[3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,845
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,493
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	640	589
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,820
	New Jersey Economic Development Authority Miscellaneous Revenue	5.750%	9/1/23	700	718
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	23,200	25,649
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,400	11,284
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,758
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,650
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,469
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,455
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,521
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,000	4,014
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,320
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	13,540	14,171
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,403
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/20	205	208
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,061
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,240
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	2,971
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,052
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,620
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,281
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,940
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,728
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,065
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,459
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.950%	12/1/28	1,665	1,681
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,150	4,328
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,699
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	865	912
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	4,610	4,769
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	6,963
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,070	5,218
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,620
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	8,760	9,074
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,529
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,159
[8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,500	8,336
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	5,250	5,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	2,140	2,274
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	7,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,822
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	26,669
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	5,847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,392
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	9,940	10,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	11,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	9,496
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	10,045	11,873
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	12,625	14,878
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	22,000	22,554
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	15,165	17,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,214
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,385
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	5,000	2,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,590	5,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,000	2,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	4,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.125%	6/15/39	1,445	1,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	2,932
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,863
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	1,500	1,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	2,740	2,861
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	3,000	3,139
[6]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.500%	12/15/21	5,855	6,245
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,500	9,209
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,359
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	12,941
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	3,991
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,277
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,700
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	11,347
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	12,230
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	3,130
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	12,160
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,717
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	17,538
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	28,160
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	25,945	27,329
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,283
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,390
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,514
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,660	18,269
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	26,980	30,456
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	15,340	18,165
[3]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	8,000	7,510
					952,215
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,318
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	46,740	55,479
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	509
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,527
					63,833
New York (8.4%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,511
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,750	4,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	8,485	9,102
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	664
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	896
[3]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,800	6,298
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,352
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,708
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,132
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	475	548
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	975
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	767
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,626
[3]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	5,961
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,200
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,566
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,535	1,892
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,191
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	6,138
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,187
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,894
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,771
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,856
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	8,119
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,370
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	3,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,541
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,561
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	12,360	13,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	10,000	12,199
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,927
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,549
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	15,000	15,589
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	10,125	11,298
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	10,547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	3,500	3,999
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	21,914
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	21,570	22,400
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	25,000	29,907
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	25,000	27,571
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,279
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,654
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	6,054
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	51,947
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,269
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,269
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,624
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,915
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,025	1,222
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,485
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,472
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	17,736
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,675
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,602
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	2/15/48	1,000	1,039
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,580
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	9,364
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,386
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,370
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,343
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	19,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	17,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,934
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,825	3,254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	13,446
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,643
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,653
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,965
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,878
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,620	9,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,347
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	8,278
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,300	6,397
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	1,110	1,305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,203
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	19,138
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,791
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,154
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	10,000	4,102
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,538
[3]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	33,000	35,085
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,475	5,541
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	5,050	5,112
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,000	10,798
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.000%	11/15/44	5,080	5,283
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.750%	11/15/51	11,000	11,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,500	13,388
	New York NY GO	5.000%	8/1/39	2,000	2,555
	New York NY GO	5.000%	12/1/39	9,920	12,489
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	5,000	6,019
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,971
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,000	5,664
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,133
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,456
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,783
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,455
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,743
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	5,039
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	3,425	5,866
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,937
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	2,078
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,739
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	5,099
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,740
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,750
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	6,915	7,923
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,605
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	10,194
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,702
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,933
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,908
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,503
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,817
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	7,610	8,907
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	8,040	10,430
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	18,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,349
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	12,555
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	7
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,382
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	15,710
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,842
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	5,000	5,803
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,539
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,736
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	11,938
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,296
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	6,162
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,907
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	11,430
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,306
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	8,500	9,334
	New York Transportation Development Corp. Industrial Revenue	5.000%	8/1/31	5,070	5,062
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	9,406
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,462
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	5,095
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,832
	New York Transportation Development Corp. Industrial Revenue, ETM	5.000%	8/1/20	1,500	1,500
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	10,000	10,418
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,379
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	5,882
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	6,000	6,262
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,188
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,228
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	445
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	9,950	10,879
[4,8]	Oyster Bay NY GO	4.000%	11/1/26	800	954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,638
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	64
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	369
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	3/15/30	10,000	11,852
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	4,161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,448
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,870
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,498
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,990
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,730	2,003
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	11,370
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,568
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.240%	8/6/20	20,450	20,450
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,585
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,230
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,510
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	903
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	13,210
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,789
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,283
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,314
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	1,000	1,128
[3]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	7,645	8,381
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,226
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,827
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	29,267
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.125%	11/1/37	335	339

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.125%	11/1/20	2,665	2,702
				1,313,912
North Carolina (0.9%)
Brunswick NC Enterprise Systems Water Revenue	3.000%	4/1/50	6,000	6,498
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,242
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	500	595
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	975	1,151
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,000	2,077
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,667
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,013
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,805
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,000	5,792
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	5,810	6,036
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,072
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,445
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,755
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,446
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	2,115	2,131
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	410
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	3,160	3,165
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,317
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,113
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	21,934
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/20	1,395	1,399
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	5,000	5,340
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,164
North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	2,250	2,238
North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,543
North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	3,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,250	7,730
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,224
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,096
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/49	4,000	6,372
					143,709
North Dakota (0.2%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,874
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,404
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,762
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,574
					23,614
Ohio (3.3%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	6,500	6,917
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,771
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.250%	9/1/20	10,000	10,038
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,848
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,522
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,606
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,295
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	675	788
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	11,419
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	10,990	12,286
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	69,000	76,039
	Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	3,750	3,867
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,285
	Butler County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/1/20	3,380	3,422
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,821
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,266

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,551
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,810
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,365
Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,246
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,494
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,032
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,600
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	10,250	11,638
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,474
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	10,050	11,176
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	6,810
Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	485
Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	300	362
Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	601
Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	539
Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	519
Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	833
Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	837
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,528
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,863
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,922
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,611
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,649
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,884
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	2,012
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,205
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	18,124
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,818
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	18,000	21,630
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	13,555	22,019
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,500	1,572
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,100	2,168
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,556
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/51	5,000	5,138
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,166
[3]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,575	2,603
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	12,108
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,193
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,374
	Little Miami Local School District GO	4.000%	11/1/55	6,500	7,112
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	14,989
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,184
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	3,125	3,182
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,316
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,264
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	961
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,268
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	1,006
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,252
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	8,436
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,978
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,434
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,146
[3]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	3.750%	1/15/28	5,200	5,631
[3]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	25,170	26,754
[3]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	9,019
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	4,022
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,477
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,235	2,335
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,912
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,736
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,211
Penta Career Center COP	5.250%	4/1/26	3,505	3,776
West Carrollton City School District GO	3.000%	12/1/44	2,545	2,721
West Carrollton City School District GO	4.000%	12/1/56	3,500	3,982
				517,333
Oklahoma (0.8%)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,193
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,248
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,179
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,699
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	12,727
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	8,750	10,288
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	17,915
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	23,000	27,288
Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,465
Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	1,830
Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	764
Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	335
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,094
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,602
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	5,158
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	583
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	431
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,000
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	700	746
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,358
					117,968
Oregon (0.6%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/35	1,250	915
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	525
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,250	1,319
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,723
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,645
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	6,000	6,861
	Oregon City School District No. 62 GO	5.000%	6/15/43	8,375	10,589
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/31	5,015	5,892
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	1,005	1,060
[3,9]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	5,825	3,786
[3,9]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,550	8,158
[2,3]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/2022	0.000%	4/1/37	5,340	5,340
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,750	2,159
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,249
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,547
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	2,084
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,559
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,187
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,149
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,389
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,847
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,807
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	9,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,313
					94,486
Pennsylvania (7.2%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,027
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,500	3,202
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,125	3,643
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,863
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,680	5,439
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,182
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,222
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,000	1,166
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,385	1,607
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,312
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,791
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	15,131
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,328
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	13,386
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	478
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	523
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,056
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	10,300	11,119
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/20	135	135
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	394
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	203
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	900	938
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,257
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	6,000	6,145
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	865	934
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,262
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,938
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,819
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,689
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	3,630	3,459
[3]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	276
[3]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	807
[3]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,050	1,052
[4]	Coatesville School District GO	0.000%	10/1/33	775	486
[4]	Coatesville School District GO	0.000%	10/1/37	2,050	1,070
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	10,259
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,263
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	5,000	5,997
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/41	4,000	4,005
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	2,870
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	16,226
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/42	5,000	5,319
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,245	6,271
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,897
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,180
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,189
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,218
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/39	1,625	1,635
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/46	3,175	3,178
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,060	1,076
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/29	195	206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/38	1,000	1,022
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/39	385	392
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43	1,200	1,210
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/49	500	501
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53	1,900	1,900
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/54	1,000	998
Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	12,098
Lackawanna County IDA College & University Revenue	4.000%	11/1/40	3,975	4,460
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,026
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	764
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	8,214
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,015
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,555
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,551
Lehigh County Authority Water Revenue	5.000%	12/1/43	4,440	5,016
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.125%	7/1/32	2,710	2,782
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	4,150	4,235
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,290
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,060	11,204
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,432
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,817
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,872
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,049
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,976
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,087

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,296
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,160	1,318
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,885
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	9,069
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,259
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,680
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	12,160
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,064
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,035	10,647
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,833
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,812
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,220
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,597
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,642
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	15,404
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,501
Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,128
Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	788
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	225	260
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,011
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	11,430
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	4,000	4,406

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	727
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,000	11,346
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,655
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	14,729
Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,136
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.600%	10/15/20	1,500	1,500
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.700%	8/2/21	10,000	10,000
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	9,300	9,680
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	5,000	5,123
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.600%	10/15/20	2,000	2,000
Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,955	6,497
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,000	5,694
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	14,140	15,992
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,749
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	6,060
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	30,000	36,140
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	12,064
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	12,015
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,582
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,748
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,885
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,351
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,658
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,280	1,558
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	13,935
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	18,275	22,574
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	14,784
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	13,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	18,889
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	19,520
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,854
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,377
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	5,400	6,585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	8,060	9,981
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	4,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	11,980
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,900
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	17,790
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	8,005	8,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,000	6,143
[2]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/2024	0.000%	12/1/39	8,000	8,395
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.500%	12/1/20	4,000	4,082
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,833
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,881
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	500	516
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	2,775	2,820
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,782
[8]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,323
[8]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,880
[8]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,828
[8]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,455
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,787
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	6,095
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	4,229
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,382
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,210	5,134
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	4,058
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,171
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,169
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,845	2,040
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,957
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,300	7,451
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	10,706
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,158
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,156
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	6,179
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,321
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,970
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,734
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	9,076
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,700
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,546
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,772
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,842
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,794
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	3,640	4,157
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,808
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,950	9,830
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	10,000	12,689
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	3,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,677
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,143
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,905
	Philadelphia School District GO	5.000%	9/1/34	2,450	3,075
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,737
	Philadelphia School District GO	5.000%	9/1/38	1,250	1,544
	Pittsburgh PA GO	5.000%	9/1/28	590	764
	Pittsburgh PA GO	4.000%	9/1/32	500	590
	Pittsburgh PA GO	4.000%	9/1/33	510	599
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Luke's Hospital Project)	5.000%	8/15/40	8,125	9,097
	Quakertown General Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/21	8,365	8,181
[4]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,262
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,081
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,608
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	705	709
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	38,819
					1,133,877
Puerto Rico (1.0%)
[9]	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	2,627
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	5,380	5,676
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	3,735	2,558
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/28	1,000	685
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/29	4,900	3,356
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/32	3,230	2,213
[6]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/41	5,000	5,474
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	8,377	7,656
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,087
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	29,973	23,537
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	353
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	66,912	69,680
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	995
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	207
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,023	1,463
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	22,403	24,208
					158,633
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,105
[1]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,907
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	3,062
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	6,298
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,554
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,000	1,140
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,543
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,360	1,535
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,325	1,492
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,000	1,142
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,924
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,138
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,809
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,419
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,442
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,336
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,689
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,724
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	8,735
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	939
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23	750	828
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,529
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	982
	Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	1,485	1,487
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,188
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,565
					80,512
South Carolina (1.8%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkley County SC	4.375%	11/1/49	1,500	1,512
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/49	10,000	13,143
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/35	4,370	4,849
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,723
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,707
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	12,866
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	10,479
[6]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,394
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	850
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,305
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,436
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/36	1,500	1,761
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	16,366
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,694
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,367
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,570
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	591
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	992
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,971
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,543
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,575
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,512
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	2,183
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	8,480	10,486
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,827
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,664
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	9,087
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,459
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,250	1,504
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,346
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,800	4,553
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,150	2,611
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,479
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,171
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	6,010
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,785	4,458
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,373
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	410	455
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	56
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	13,077
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	540	598
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	1,170	1,287
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,487
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	12,032
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	2,600	2,959
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	6,049
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,600	11,208
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	1,355	1,449
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	3,755	3,944
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	11,150	11,792
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	11,130	11,653
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,891
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,885
					288,925
South Dakota (0.3%)
	Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,388
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,000	10,709
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	11,961

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,607
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,526
				41,191
Tennessee (1.2%)
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,856
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,182
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,377
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,554
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,385	1,746
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,145
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,010	3,431
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,134
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	1,000	1,218
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	14,929
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	7,260
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	7,864
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	10,280	10,508
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,290
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,538
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	504
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	900	990
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,951

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,604
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,701
Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21	3,000	3,065
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	5,197
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,618
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,981
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,000	5,603
Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	31,521
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,073
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,415
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,888
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,704
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,535	4,375
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	20,197
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	12,629
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,200	1,264
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Homeownership Program)	4.500%	1/1/38	255	264
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities Program)	5.000%	11/1/44	5,385	7,000
				194,576
Texas (6.2%)
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,216
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,193
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,038
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,218
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,202
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,476
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,198
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,243
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,285
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,375
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,649
	Brownsville TX Utilities System Multiple Utility Revenue	4.000%	9/1/30	10,000	11,035
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,982
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,105
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,501
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	6,590	7,073
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,554
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,650	1,905
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	1,375	1,583
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,367
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/43	780	835
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,000	1,129
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,000	7,945
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,967
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,900	35,347
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,925	19,746
	Cleveland Independent School District GO	4.000%	2/15/52	15,000	18,188
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,294
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	21,524
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,200	9,640
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	6,233
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	5,175	6,356
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	10,000	10,497
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	17,455	18,322
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	7,085	7,166
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	11,000	11,126
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	3,780	3,823
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	7,085	7,166
[8]	Fort Worth Independent School District GO	5.000%	2/15/32	1,750	2,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Fort Worth Independent School District GO	5.000%	2/15/33	1,615	2,198
	Fort Worth TX GO	4.000%	3/1/32	4,520	5,469
[2]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/2023	0.000%	10/1/34	19,625	22,955
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	9,260
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,562
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	2,070
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	6,140
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	512
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	511
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,119
	Hays County TX	7.000%	9/15/45	4,500	4,571
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	7,500	7,638
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	13,517
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,082
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	900	960
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,530
	Kaufman County TX GO	4.000%	2/15/45	1,750	2,050
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	4,103
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	2,500	3,143
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	4,067
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,755
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,299
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,696
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,040	6,106
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,983
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	245	239
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	912
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	1,151
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	430
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,268
	Mission Economic Development Corp. Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.500%	11/2/20	5,000	5,000
	Mission Economic Development Corp. Resource Recovery Revenue PUT	2.050%	11/2/20	5,000	5,000
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,151
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	3,930
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,042
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,597
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,721
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	850	899
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,451
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,286
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,550	1,615
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,842
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	6,600	6,760
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	1,994
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,965
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	1,663
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,813
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	3,000	3,082
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	4,867
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	9,180	8,657
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,591
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	569
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,083
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,078
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,058
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	12,865
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,775
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,732
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,363
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,072
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,293
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,459
	North Texas Tollway Authority Highway Revenue	6.250%	2/1/23	20,000	20,050
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,733
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	6,831
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,795
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/42	8,000	8,387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,700	42,196
	Northwest Independent School District GO	4.000%	2/15/45	9,000	11,010
	Pearland Independent School District GO	5.250%	2/15/32	10,000	12,399
[3]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,706
[3]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	3,875	3,887
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	2,250	2,453
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/20	1,180	1,180
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	9,189
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,217
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,849
	San Antonio TX GO	4.000%	8/1/34	4,060	4,926
[8]	San Antonio Water System Water Revenue	5.000%	5/15/31	1,500	2,076
[8]	San Antonio Water System Water Revenue	5.000%	5/15/32	1,250	1,720
[8]	San Antonio Water System Water Revenue	5.000%	5/15/33	1,250	1,707
[8]	San Antonio Water System Water Revenue	5.000%	5/15/35	1,300	1,761
[8]	San Antonio Water System Water Revenue	5.000%	5/15/36	1,250	1,688
	San Marcos TX	5.625%	9/1/50	1,000	1,038
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,925	7,241
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,000	6,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,000	2,155
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	2,500	2,692
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	1,120	1,178
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,170	1,273
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,645	1,787
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	16,500	17,882
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	3,050	3,297
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	3,650	3,939
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,970	3,200
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,355	4,685
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	425	456
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,822
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	8,852
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.500%	6/30/32	20,000	20,103
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.500%	6/30/33	10,000	10,052
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,175	15,198
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	6/30/40	2,640	2,653
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,164
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	28,372
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,289
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,320
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	50,000	58,358
Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	779
Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	681
Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	539
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	14,777
Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	6,139
University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/31	4,120	5,899
[4]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	3,144
[4]	West Travis County TX Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,861
[4]	West Travis County TX Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,733
[4]	West Travis County TX Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,922
	Ysleta Independent School District GO	4.000%	8/15/52	5,000	6,013
					975,187
Utah (0.7%)
	Park City UT Water Revenue	3.000%	12/15/34	5,100	5,873
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	11,000	13,060
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/47	45,425	53,540
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,695
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,514
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,162
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,564
[4]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,456
					109,864
Vermont (0.3%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/35	1,350	1,942
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/36	1,375	2,000
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,206
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,099
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,763
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,094
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,323
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/42	185	187
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,162
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,610
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	850	989
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,533
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	986
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	1,045	1,122
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	1,045	1,116
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	5,000	5,020
[11]	Vermont Student Assistance Corp. Student Loan Revenue FR, 3M USD LIBOR + 3.000%	3.299%	12/3/35	2,404	2,433
					39,807
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/21	250	252
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,387
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,431
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,159
[3]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,703
[3]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,379
					22,311
Virginia (1.5%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	522
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	6,000	6,998
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	14,943
[2]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/2023	0.000%	7/15/40	7,800	7,462
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	4,750	4,769
	Chesterfield County Economic Development Authority Lease Revenue	4.000%	4/1/30	1,550	1,955
	Chesterfield County Economic Development Authority Lease Revenue	4.000%	4/1/31	2,035	2,553
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,608
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,253
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,295
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,115
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,581
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	1,690	1,707
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	739
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,122
[3]	Newport News IDA Revenue	5.330%	7/1/45	17,000	18,943
	Norco CA GO	5.000%	8/1/29	4,250	5,708
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/49	2,500	2,557
[3]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,384
	Prince William County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,700	1,819
	Prince William County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,000	1,056
	Prince William County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,000	4,157
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	13,000	14,675
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,150	2,689
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,045
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,322
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,064
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,765
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,045
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	9,917
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	10,363
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	13,366
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	13,092
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	14,014
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/52	1,000	1,119
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	46,075	51,387
					241,561
Washington (1.2%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,200	1,454
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,505	1,812
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	5,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,089
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	8,422
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,905
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	11,253
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,726
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,817
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,620
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	3,002
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,889
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,971
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,405
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,559
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,556
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	11,063
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	2,098
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/31	2,710	2,714
[8]	Washington GO	5.000%	6/1/40	4,000	5,231
[8]	Washington GO	5.000%	6/1/41	4,000	5,215
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,314
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	5,007
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,982
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,950	4,757
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,800	4,544
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,225
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,412
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	885
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,173
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,500	4,522
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	7,312
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	8,109
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	998
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,928
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,078
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,045
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,325
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	5,323
					194,920
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue	5.375%	12/1/38	2,500	2,532
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/38	5,130	5,635
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,250	2,477
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,287
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/44	5,000	5,491
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,435
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,019
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,255
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	8,778
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,444
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,843
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,709
					58,905
Wisconsin (2.1%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	5,321
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,757
[1]	Monona Grove WI School District GO	3.000%	5/1/33	4,075	4,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,091
[3]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	650	662
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	1,930	1,980
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	511
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	846
[8]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	785
[3]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,323
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,110
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,040	1,059
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,844
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/55	3,250	3,308
[8]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,000	2,056
[3]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,452
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,419
	Public Finance Authority College & University Revenue	5.250%	10/1/48	3,225	3,537
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,172
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,166
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,481
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,485
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	635
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,062
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,152
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	781
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	2,000	2,362
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,296
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	28,340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,850
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	6/1/46	16,250	17,134
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,284
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	1,000	1,100
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,472
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,761
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,404
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,345
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,480
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,057
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,609
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,316
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,665
[3]	Public Finance Authority Lease (Appropriation) Revenue	6.250%	8/1/27	5,000	4,418
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,371
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/54	1,700	1,990
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/58	2,000	2,331
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	3,275	3,387
[3]	Public Finance Authority Port, Airport & Marina Revenue	5.000%	10/1/23	4,500	4,635
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,562
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,190
[3]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	30,636
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	7,084
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,620
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	23,297
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,639
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,396
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,387
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	22,497

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,950	2,002
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	967
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,152
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,555
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,022
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	10,000	9,441
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,489
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	16,981
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,505
				328,205
Total Tax-Exempt Municipal Bonds (Cost $14,185,538)				15,051,190

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
[12]	Vanguard Municipal Cash Management Fund (Cost $671,463)	0.180%	6,714,155	671,550
Total Investments (100.4%) (Cost $14,857,001)				15,722,740
Other Assets and Liabilities—Net (-0.4%)				(60,406)
Net Assets (100%)				15,662,334
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
2	Step bond.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value was $913,257,000, representing 5.8% of net assets.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
9	Non-income-producing security--security in default.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
FR—Floating Rate.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,051,190	—	15,051,190
Temporary Cash Investments	671,550	—	—	671,550
Total	671,550	15,051,190	—	15,722,740